Risk/Return Detail Data - VIPHighIncomePortfolio-InitialServiceService2PRO	Jul. 10, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Variable Insurance Products High Income Portfolio Initial Class, Service Class, and Service Class 2 April 29, 2024Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | VIP High Income Portfolio - Initial Class
Risk/Return:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.17%	[3]
Total annual operating expenses	0.82%	[3]
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | VIP High Income Portfolio - Service Class
Risk/Return:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.17%	[3]
Total annual operating expenses	0.92%	[3]
1 year	$ 94
3 years	293
5 years	509
10 years	$ 1,131
VIPHighIncomePortfolio-InitialServiceService2PRO | VIP High Income Portfolio | VIP High Income Portfolio - Service Class 2
Risk/Return:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.17%	[3]
Total annual operating expenses	1.07%	[3]
1 year	$ 109
3 years	340
5 years	590
10 years	$ 1,306

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11%, 0.11%, and 0.11% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.
[3]	CIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.68%, 0.78%, and 0.93% for Initial Class, Service Class and Service Class 2, respectively.